Convertible debentures (Details 2) - Convertible Debentures [Member]	12 Months Ended
Aug. 31, 2021 $ / shares
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.62
Risk-free interest rate	0.10%
Discount for lack of marketability	6.00%
Remaining term (in years)	9 months 21 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.83
Risk-free interest rate	0.15%
Discount for lack of marketability	15.00%
Remaining term (in years)	1 year 4 months 13 days